Financial Risk Management - Credit Risk - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Income taxes refundable	$ 88.7	$ 169.0
Proceeds from issue of bonds, notes and debentures	(287.2)	(3,618.7)
Financial assets pledged as liabilities	6,026.7	5,774.1
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	48,211.8	$ 43,057.9
Capital and surplus requirement	$ 500.0
Investment grade or better | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	80.30%	85.30%
AA or better | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	27.00%	47.20%
AAA/Aaa | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	22.10%	41.80%
A/A | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	25.10%	18.40%
BBB/Baa | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	28.20%	19.70%
BB/Ba | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	3.20%	0.80%
Unrated | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	15.80%	13.40%
Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 13,920.6	$ 10,703.6
Financial assets pledged as liabilities	116.4	$ 5.3
Bonds, U.S. treasury
Disclosure of credit risk exposure [line items]
Net proceeds	2,521.5
Bonds, Canadian government
Disclosure of credit risk exposure [line items]
Net proceeds	626.0
Bonds, Canadian government | AAA/Aaa | Credit risk
Disclosure of credit risk exposure [line items]
Proceeds from issue of bonds, notes and debentures	(626.0)
Bonds, Indian government | BBB/Baa | Credit risk
Disclosure of credit risk exposure [line items]
Proceeds from issue of bonds, notes and debentures	$ 479.6
Other than U.S., U.K., German, and Canadian sovereign government | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	8.00%	8.20%
Maximum exposure to credit risk	$ 3,474.4	$ 3,201.5
Largest single issuer of corporate bonds | Credit risk | Atlas Corp
Disclosure of credit risk exposure [line items]
Risk exposure percentage	1.30%	1.20%
Maximum exposure to credit risk	$ 575.9	$ 483.4
Government securities | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets pledged as liabilities	12.9	10.8
Recoverable from reinsurers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 10,533.2	$ 9,155.8
Recoverable from reinsurers | A Plus | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	8.00%	6.40%
Bonds, Corporate and other | AA/Aa
Disclosure of credit risk exposure [line items]
Debt instruments held	$ 875.3
Bonds, Corporate and other | BBB/Baa
Disclosure of credit risk exposure [line items]
Debt instruments held	1,601.4
Bonds, Corporate and other | BB/Ba
Disclosure of credit risk exposure [line items]
Debt instruments held	242.6
Bonds, Corporate and other | Unrated
Disclosure of credit risk exposure [line items]
Debt instruments held	839.1
Bonds, Corporate and other | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 11,848.3	$ 8,164.8
Canada and United States | Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	86.70%	83.50%
Europe | Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	10.20%	11.00%
Other foreign countries | Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	3.10%	5.50%